Note 9 - Subsequent Events	9 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Subsequent Events [Text Block]
Note 9
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Subsequent Events

On January 27, 2015, we filed a registration statement on Form S-4 to register 88,296,588 shares of our common stock that will be issued to Uroplasty shareholders and reserved for holders of Uroplasty equity-based awards in connection with the merger. The Form S-4 includes a preliminary joint proxy statement/prospectus of the Company and Uroplasty, including preliminary proxy materials for special meetings of the shareholders of each company. Once the Securities and Exchange Commission informs us that they have no comments to the Form S-4 (or after any comments are resolved), we intend to file a final joint proxy statement/prospectus in an amendment to the Form S-4 and hold a special meeting of our shareholders to approve: (i) the Merger Agreement and related transactions; (ii) on an advisory basis, specified compensatory arrangements between the Company and our named executive officers relating to the merger; (iii) amendments to our Amended and Restated Certificate of Incorporation to change the name of the company to “Cogentix Medical, Inc.” effective as of the effective time of the merger, effect a reverse split of our common stock, and increase the number of authorized shares of our common stock from 100,000,000 to 275,000,000 effective as of the effective time of the merger if the reverse split is not approved; (iv) the Cogentix Medical, Inc. 2015 Omnibus Incentive Plan as of the effective time of the merger; and (v) amendments to the Pell Notes and related warrants.